UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2004

Item 1. Reports to Stockholders

(North_Carolina_logo_graphic)

The North Carolina Capital Management Trust

Cash Portfolio

Term Portfolio

Semiannual Report

December 31, 2004

NC-SANN-0205
1.540079.107

Contents

THE NORTH CAROLINA CAPITAL MANAGEMENT TRUST
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Cash Portfolio:
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Term Portfolio:
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 to December 31, 2004).

Actual Expenses

The first line of the table below for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value July 1, 2004	Ending Account Value December 31, 2004	Expenses Paid During Period* July 1, 2004 to December 31, 2004
Cash Portfolio
Actual	$ 1,000.00	$ 1,007.80	$ 1.11
HypotheticalA	$ 1,000.00	$ 1,024.10	$ 1.12
Term Portfolio
Actual	$ 1,000.00	$ 1,006.60	$ 1.32
HypotheticalA	$ 1,000.00	$ 1,023.89	$ 1.33

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Cash Portfolio	.22%
Term Portfolio	.26%

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes

Maturity Diversification
Days	% of fund's investments 12/31/04	% of fund's investments 6/30/04	% of fund's investments 12/31/03
0 - 30	47.4	57.7	42.8
31 - 90	46.7	32.8	44.9
91 - 180	5.9	8.8	8.8
181 - 397	0.0	0.7	3.5
Weighted Average Maturity
	12/31/04	6/30/04	12/31/03
Cash Portfolio	38 Days	39 Days	50 Days
All Taxable Money Market Funds Average *	38 Days	46 Days	56 Days
Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
Commercial Paper 85.3%	Commercial Paper 82.3%
Government Securities 14.7%	Government Securities 18.4%
Repurchase Agreements 0.0%	Repurchase Agreements 0.1%
Net Other Assets 0.0%	Net Other Assets** (0.8)%

**Net Other Assets are not included in the pie chart

*Source: iMoneyNet, Inc.

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The North Carolina Capital Management Trust: Cash Portfolio

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Commercial Paper (c) - 85.3%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Alliance & Leicester PLC
1/26/05	1.87%	$ 50,000,000	$ 49,935,590
Bank of America Corp.
3/16/05	2.06	100,000,000	99,580,667
4/5/05	2.16	50,000,000	49,720,611
Bank of Ireland
3/8/05	2.03	50,000,000	49,816,208
Capital One Multi-Asset Execution Trust
1/6/05	2.30	35,000,000	34,988,819
2/2/05	2.33	50,000,000	49,896,889
Charta LLC
1/20/05	2.20	50,000,000	49,942,208
Citibank Credit Card Master Trust I (Dakota Certificate Program)
1/25/05	2.09	20,000,000	19,972,267
3/22/05	2.50	5,000,000	4,972,444
Clipper Receivables LLC
1/20/05	2.06	50,000,000	49,945,903
1/21/05	2.06	43,000,000	42,951,028
1/31/05	2.35	50,000,000	49,902,292
Credit Suisse First Boston New York Branch
1/18/05	2.21	100,000,000	99,896,111
Dorada Finance, Inc.
2/15/05	2.26	5,000,000	4,985,938
3/14/05	2.03 (a)	50,000,000	49,799,000
Dresdner U.S. Finance, Inc.
1/24/05	1.98	5,000,000	4,993,715
Edison Asset Securitization LLC
1/24/05	2.24	15,000,000	14,978,629
2/1/05	1.89	50,000,000	49,919,486
Emerald (MBNA Credit Card Master Note Trust)
1/11/05	2.02	22,000,000	21,987,717
1/19/05	2.05	15,000,000	14,984,700
2/17/05	2.41	42,000,000	41,868,400
3/9/05	2.46	100,000,000	99,544,028
Fairway Finance Corp.
1/3/05	2.27	51,425,000	51,418,515
General Electric Capital Corp.
1/11/05	1.82	50,000,000	49,975,000
1/13/05	1.82	25,000,000	24,985,000
1/21/05	2.36 (b)	25,000,000	25,000,000
2/9/05	1.89	35,000,000	34,929,096

Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
General Electric Capital Services, Inc.
2/10/05	1.87%	$ 25,000,000	$ 24,948,611
Goldman Sachs Group, Inc.
2/22/05	1.94	50,000,000	49,861,333
Govco, Inc.
1/18/05	2.04	25,000,000	24,976,035
2/1/05	2.28	10,000,000	9,980,453
Grampian Funding Ltd.
1/20/05	2.03	50,000,000	49,946,694
1/31/05	2.05	50,000,000	49,915,000
2/18/05	1.93	20,000,000	19,949,067
3/22/05	2.07	25,000,000	24,886,111
Greenwich Capital Holdings, Inc.
1/26/05	2.38 (b)	50,000,000	49,997,456
HBOS Treasury Services PLC
2/1/05	2.14	75,000,000	74,862,438
3/15/05	2.45	50,000,000	49,753,118
3/16/05	2.45	50,000,000	49,749,736
Household Finance Corp.
3/15/05	2.44	100,000,000	99,507,250
ING America Insurance Holdings, Inc.
3/18/05	2.47	20,000,000	19,896,556
4/4/05	2.45	25,000,000	24,843,063
4/7/05	2.50	30,000,000	29,801,600
4/8/05	2.50	50,000,000	49,665,889
6/13/05	2.68	25,000,000	24,701,167
Jupiter Securitization Corp.
6/10/05	2.66	25,917,000	25,614,635
K2 (USA) LLC
1/28/05	2.12	50,000,000	49,920,875
2/1/05	2.30	73,000,000	72,856,048
2/28/05	1.94	25,000,000	24,922,667
Kitty Hawk Funding Corp.
1/10/05	2.20	85,000,000	84,953,463
2/15/05	1.89	5,000,000	4,988,313
Market Street Funding Corp.
1/19/05	2.36	175,000,000	174,794,371
Morgan Stanley
1/3/05	2.34 (b)	65,000,000	65,000,000
1/24/05	2.26	35,000,000	34,949,688
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Motown Notes Program
1/4/05	2.01%	$ 120,400,000	$ 120,379,933
1/5/05	2.01	13,600,000	13,596,978
1/6/05	2.30	40,000,000	39,987,278
1/18/05	2.05	5,000,000	4,995,183
1/18/05	2.22	10,000,000	9,989,564
Nationwide Building Society
2/1/05	2.16	66,575,000	66,451,744
Newcastle (Discover Card Master Trust)
1/10/05	2.02	25,000,000	24,987,438
2/3/05	2.31	10,000,000	9,978,917
Newport Funding Corp.
1/3/05	2.25	174,705,000	174,683,162
Paradigm Funding LLC
1/7/05	2.30 (b)	10,000,000	9,999,850
2/28/05	1.93	25,000,000	24,923,069
Park Granada LLC
1/14/05	2.37	100,000,000	99,914,417
2/3/05	2.31	20,000,000	19,957,833
2/8/05	2.25	25,000,000	24,940,889
Santander Finance, Inc.
5/20/05	2.50	10,000,000	9,904,631
6/8/05	2.62	10,000,000	9,886,328
Scaldis Capital LLC
1/7/05	2.29	150,000,000	149,942,750
5/27/05	2.58	10,000,000	9,896,583
Sheffield Receivables Corp.
1/25/05	2.37 (b)	15,000,000	14,999,897
Westpac Capital Corp.
2/3/05	2.14	100,000,000	99,804,750
3/22/05	2.38	5,000,000	4,973,778
3/23/05	2.38	15,000,000	14,920,350
TOTAL COMMERCIAL PAPER			3,365,247,220
Federal Agencies - 14.7%
Due Date	Annualized Yield at Time of Purchase	Principal Amount	Value (Note 1)
Fannie Mae - 7.1%
Agency Coupons - 6.6%
1/7/05	2.23% (b)	$ 16,000,000	$ 15,988,773
1/21/05	1.96 (b)	100,000,000	99,947,468
2/22/05	2.23 (b)	100,000,000	99,913,118
3/6/05	2.31 (b)	15,000,000	14,993,052
3/9/05	2.33 (b)	29,000,000	28,983,480
			259,825,891
Discount Notes - 0.5%
2/4/05	1.32	18,000,000	17,977,900
			277,803,791
Federal Home Loan Bank - 5.1%
Agency Coupons - 5.1%
2/10/05	2.11 (b)	75,000,000	74,934,062
3/13/05	2.32 (b)	125,000,000	124,856,528
			199,790,590
Freddie Mac - 2.5%
Discount Notes - 2.5%
2/1/05	2.26	100,000,000	99,806,250
TOTAL FEDERAL AGENCIES			577,400,631
TOTAL INVESTMENT PORTFOLIO - 100.0%			3,942,647,851
NET OTHER ASSETS - 0.0%			802,734
NET ASSETS - 100%		$ 3,943,450,585
Total Cost for Federal Income Tax Purposes		$ 3,942,647,851
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to 49,799,000 or 1.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004 (Unaudited)

Assets
Investment in securities, at value (cost $3,942,647,851) - See accompanying schedule		$ 3,942,647,851
Cash		471
Receivable for fund shares sold		1,884,378
Interest receivable		1,251,306
Receivable from investment adviser for expense reductions		29,313
Total assets		3,945,813,319

Liabilities
Distributions payable	$ 931,571
Accrued management fee	738,868
Deferred trustees' compensation	692,295
Total liabilities		2,362,734

Net Assets		$ 3,943,450,585
Net Assets consist of:
Paid in capital		$ 3,944,169,697
Distributions in excess of net investment income		(17,416)
Accumulated undistributed net realized gain (loss) on investments		(701,696)
Net Assets, for 3,943,836,302 shares outstanding		$ 3,943,450,585
Net Asset Value, offering price and redemption price per share ($3,943,450,585 ÷ 3,943,836,302 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

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The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2004 (Unaudited)

Investment Income
Interest		$ 32,594,226

Expenses
Management fee	$ 4,333,486
Non-interested trustees' compensation	114,551
Total expenses before reductions	4,448,037
Expense reductions	(288,940)	4,159,097
Net investment income		28,435,129
Net realized gain (loss) on investment securities		(74,635)
Net increase in net assets resulting from operations		$ 28,360,494

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2004 (Unaudited)	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 28,435,129	$ 36,100,585
Net realized gain (loss)	(74,635)	(234,382)
Net increase in net assets resulting from operations	28,360,494	35,866,203
Distributions to shareholders from net investment income	(28,452,545)	(36,100,585)
Distributions to shareholders from net realized gain	(392,679)	-
Total distributions	(28,845,224)	(36,100,585)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	4,986,112,030	9,648,374,778
Reinvestment of distributions	24,792,634	30,589,992
Cost of shares redeemed	(4,685,493,726)	(10,085,479,297)
Net increase (decrease) in net assets and shares resulting from share transactions	325,410,938	(406,514,527)
Total increase (decrease) in net assets	324,926,208	(406,748,909)

Net Assets
Beginning of period	3,618,524,377	4,025,273,286
End of period (including distributions in excess of net investment income of $17,416 and $0, respectively)	$ 3,943,450,585	$ 3,618,524,377

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2004	Years ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.008	.009	.013	.024	.057	.056
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	.008	.009	.013	.024	.057	.056
Distributions from net investment income	(.008)	(.009)	(.013)	(.024)	(.057)	(.056)
Distributions from net realized gain	- E	-	-	-	-	-
Total distributions	(.008)	(.009)	(.013)	(.024)	(.057)	(.056)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.78%	.89%	1.32%	2.39%	5.90%	5.69%
Ratios to Average Net Assets D
Expenses before expense reductions	.24% A	.24%	.24%	.24%	.24%	.32%
Expenses net of voluntary waivers, if any	.22% A	.22%	.23%	.23%	.24%	.32%
Expenses net of all reductions	.22% A	.22%	.23%	.23%	.24%	.32%
Net investment income	1.53% A	.89%	1.29%	2.32%	5.62%	5.56%
Supplemental Data
Net assets, end of period (in millions)	$ 3,943	$ 3,619	$ 4,025	$ 3,947	$ 4,092	$ 2,859

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes

Coupon Distribution as of December 31, 2004
	% of fund's investments	% of fund's investments 6 months ago
1 - 1.99%	22.9	26.5
2 - 2.99%	67.4	16.5
3 - 3.99%	0.0	25.3
More than 4%	0.0	26.2
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of December 31, 2004
6 months ago
Years	0.8	0.9
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of December 31, 2004
6 months ago
Years	0.8	0.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of December 31, 2004	As of June 30, 2004
U.S. Government Agency Obligations 98.9%	U.S. Government Agency Obligations 100.4%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets* (0.4)%

*Short-Term Investments and Net Other Assets are not included in the pie chart

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The North Carolina Capital Management Trust: Term Portfolio

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value (Note 1)
U.S. Government Agency Obligations - 98.9%
Fannie Mae:
0% 6/1/05	$ 5,000,000	$ 4,946,195
2.5% 10/20/05	10,000,000	9,970,120
Federal Home Loan Bank:
1.625% 6/15/05	12,900,000	12,845,420
2.125% 11/15/05	10,000,000	9,932,170
2.5% 2/24/06	5,000,000	4,969,385
2.5% 3/30/06	5,000,000	4,965,305
2.5% 4/11/06	8,000,000	7,942,240
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $55,773,477)		55,570,835
Cash Equivalents - 0.8%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 1.6%, dated 12/31/04 due 1/3/05) (Cost $446,000)	$ 446,059	446,000
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $56,219,477)		56,016,835
NET OTHER ASSETS - 0.3%		141,165
NET ASSETS - 100%		$ 56,158,000
Income Tax Information

At June 30, 2004, the fund had a capital loss carryforward of approximately $3,804,000 of which $703,000, $837,000, $1,663,000 and $601,000 will expire on June 30, 2006, 2007, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	December 31, 2004 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $446,000) (cost $56,219,477) - See accompanying schedule		$ 56,016,835
Cash		807
Interest receivable		218,622
Total assets		56,236,264

Liabilities
Distributions payable	$ 43,074
Accrued management fee	12,394
Deferred trustees' compensation	22,796
Total liabilities		78,264

Net Assets		$ 56,158,000
Net Assets consist of:
Paid in capital		$ 60,245,657
Undistributed net investment income		8,508
Accumulated undistributed net realized gain (loss) on investments		(3,893,523)
Net unrealized appreciation (depreciation) on investments		(202,642)
Net Assets, for 5,967,258 shares outstanding		$ 56,158,000
Net Asset Value, offering price and redemption price per share ($56,158,000 ÷ 5,967,258 shares)		$ 9.41

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

	Six months ended December 31, 2004 (Unaudited)

Investment Income
Interest		$ 577,279

Expenses
Management fee	$ 77,593
Non-interested trustees' compensation	1,921
Total expenses before reductions	79,514
Expense reductions	(4,180)	75,334
Net investment income		501,945
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(89,783)
Change in net unrealized appreciation (depreciation) on investment securities		(19,634)
Net gain (loss)		(109,417)
Net increase (decrease) in net assets resulting from operations		$ 392,528

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended December 31, 2004 (Unaudited)	Year ended June 30, 2004
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 501,945	$ 779,664
Net realized gain (loss)	(89,783)	144,014
Change in net unrealized appreciation (depreciation)	(19,634)	(468,463)
Net increase (decrease) in net assets resulting from operations	392,528	455,215
Distributions to shareholders from net investment income	(496,973)	(767,368)
Share transactions Proceeds from sales of shares	20,149	8,531,649
Reinvestment of distributions	310,860	452,308
Cost of shares redeemed	(3,731,211)	(22,546,388)
Net increase (decrease) in net assets resulting from share transactions	(3,400,202)	(13,562,431)
Total increase (decrease) in net assets	(3,504,647)	(13,874,584)

Net Assets
Beginning of period	59,662,647	73,537,231
End of period (including undistributed net investment income of $8,508 and undistributed net investment income of $3,536, respectively)	$ 56,158,000	$ 59,662,647
Other Information Shares
Sold	2,132	900,919
Issued in reinvestment of distributions	32,967	47,838
Redeemed	(395,065)	(2,383,221)
Net increase (decrease)	(359,966)	(1,434,464)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended December 31, 2004	Years ended June 30,
	(Unaudited)	2004	2003	2002	2001	2000
Selected Per-Share Data
Net asset value, beginning of period	$ 9.43	$ 9.47	$ 9.48	$ 9.35	$ 9.28	$ 9.35
Income from Investment Operations
Net investment income D	.083	.107	.166	.262 F	.532	.525
Net realized and unrealized gain (loss)	(.021)	(.042)	.027	.116 F	.097	(.069)
Total from investment operations	.062	.065	.193	.378	.629	.456
Distributions from net investment income	(.082)	(.105)	(.203)	(.248)	(.559)	(.526)
Net asset value, end of period	$ 9.41	$ 9.43	$ 9.47	$ 9.48	$ 9.35	$ 9.28
Total Return B, C	.66%	.69%	2.05%	4.09%	6.98%	5.01%
Ratios to Average Net Assets E
Expenses before expense reductions	.28% A	.28%	.28%	.28%	.28%	.35%
Expenses net of voluntary waivers, if any	.26% A	.27%	.27%	.27%	.28%	.35%
Expenses net of all reductions	.26% A	.27%	.27%	.27%	.28%	.35%
Net investment income	1.75% A	1.13%	1.78%	2.78% F	5.72%	5.64%
Supplemental Data
Net assets, end of period (in millions)	$ 56	$ 60	$ 74	$ 71	$ 74	$ 81
Portfolio turnover rate	97% A	200%	83%	157%	0%	150%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective July 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities. Per-share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended December 31, 2004 (Unaudited)

1. Significant Accounting Policies.

Cash Portfolio and Term Portfolio (the funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities, including restricted securities, for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities, or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and valuation models. If prices are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the Cash Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. The non-interested Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards and losses deferred due to wash sales for Term Portfolio. Book-tax differences are primarily due to short-term capital gains, which included in ordinary income for tax purposes, deferred trustee compensation, expiring capital loss carryforwards and losses deferred due to wash sales for Cash Portfolio.

The federal tax cost of investments and unrealized appreciation (depreciation) for the Term Portfolio as of period end was as follows:

Unrealized appreciation	$ 10,879	|
Unrealized depreciation	(182,622)
Net unrealized appreciation (depreciation)	(171,743)	|
Cost for federal Income tax purposes	$ 56,188,578	|

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. Certain funds may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Collateral is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

Restricted Securities. Certain funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable fund's Schedule of Investments.

3. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee based upon a graduated series of annual rates ranging between .215% and .275% of each fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. For the period each fund's annualized management fee rate, expressed as a percentage of each fund's average net assets, was as follows:

Cash Portfolio	.23%	|
Term Portfolio	.27%

Semiannual Report

3. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, FMR pays Fidelity Distributors Corporation(FDC), an affiliate of FMR, a Distribution and Service fee that is based on a graduated series of rates ranging from .07% to .08% of each fund's average net assets. For the period, the following amounts were paid to FDC, all of which was paid to the Capital Management of the Carolinas LLC:

Paid to FDC
Cash Portfolio	$ 1,393,363
Term Portfolio	$ 22,791

4. Expense Reductions.

FMR voluntarily agreed to waive a portion of each fund's management fee during the period. The amount of the waiver for each fund was as follows:

Cash Portfolio	$ 288,940
Term Portfolio	$ 4,180

5. Other Information.

At the end of the period, four otherwise unaffiliated shareholders were the owners of record of 49% of the total outstanding shares of the Term Portfolio.

Semiannual Report

Semiannual Report

Custodian

Wachovia Corporation
Charlotte, NC

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity International Investment Advisors

Fidelity International Investment Advisors (U.K.) Limited

Transfer Agent

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the North Carolina Capital Management Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and the Treasurer and Chief Financial Officer have concluded that the North Carolina Capital Management Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	February 18, 2005
By:	/s/John Hebble
John Hebble
Treasurer and Chief Financial Officer

Date:	February 18, 2005